Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues
Total Revenues	$ 1,178,213	$ 624,897	$ 2,319,852	$ 1,882,058
Cost of Sales
Total Cost of Sales	833,177	493,679	1,136,126	1,766,331
Gross Profit	345,036	131,218	1,183,726	115,727
General and Administrative Expenses
Stock compensation and stock issued for services	2,763,000	1,327,811	2,087,425	2,416,934
Asset impairment expense			2,000,287
Legal settlement expense			2,000,000
General and administrative	1,392,227	796,048	4,841,085	3,421,336
Total General and Administrative Expenses	4,155,227	2,123,859	10,928,797	5,838,270
Loss from Operations	(3,810,191)	(1,992,641)	(9,745,071)	(5,722,543)
Other Income (Expense)
Other income		3,049	6,415	126,530
Expenses related to convertible notes payable:
Change in fair value of derivative liability	(1,053,895)	802,968	2,651,957	(89,198)
Interest accretion	(399,936)	(228,933)	(1,825,506)	(644,055)
Interest expense related to Put Purchase Agreement (Note 13)	(4,006,900)
Interest expense	(3,863,856)	(601,790)	(5,113,902)	(333,851)
Total Other Income (Expense)	(9,324,587)	(24,706)	(4,281,036)	(940,574)
Net Loss before Income Taxes	(13,134,778)	(2,017,347)	(14,026,107)	(6,663,117)
Income taxes (Note 8)
Net Loss	$ (13,134,778)	$ (2,017,347)	$ (14,026,107)	$ (6,663,117)
Net Basic and Fully Diluted Loss Per Share	$ (0.008)	$ (0.138)	$ (0.147)	$ (0.658)
Weighted average common shares outstanding Basic and fully diluted			95,191,792	10,128,475
Basic	1,642,915,407	14,658,382
Fully diluted	2,633,468,281	17,105,758	753,647,090	10,518,750
Technology interactive panels and related products [Member]
Revenues
Total Revenues			$ 2,304,028	$ 1,265,786
Cost of Sales
Total Cost of Sales			1,136,126	1,545,093
Entertainment theater ticket sales and concessions [Member]
Revenues
Total Revenues				589,705
Cost of Sales
Total Cost of Sales				221,238
Technology office supplies [Member]
Revenues
Total Revenues			$ 15,824	$ 26,567